Income Tax (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Income Tax [Line Items]
Corporate tax rates	23.00%
Future taxable income	$ 45,991
CollPlant Biotechnologies Ltd [Member]
Income Tax [Line Items]
Future taxable income	$ 35,242